Right-of-Use Assets - Summary of Closing Balances of Right-of-Use Assets and Depreciation and Amortization Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₺ 6,287,402	₺ 6,057,964
Depreciation and amortization charge for the year	(2,817,854)	(2,833,863)
Ending balance	4,888,124	6,287,402
Tangible [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,147,939	5,146,608
Depreciation and amortization charge for the year	(2,646,446)	(2,691,686)
Ending balance	4,034,259	5,147,939
Site rent [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,365,539	3,164,707
Depreciation and amortization charge for the year	(1,509,534)	(1,533,051)
Ending balance	2,817,713	3,365,539
Building [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	698,361	787,408
Depreciation and amortization charge for the year	(167,666)	(167,312)
Ending balance	692,471	698,361
Network infrastructure [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	550,798	536,723
Depreciation and amortization charge for the year	(656,457)	(674,374)
Ending balance	137,618	550,798
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	303,359	379,838
Depreciation and amortization charge for the year	(113,933)	(113,338)
Ending balance	182,387	303,359
Other tangible assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	229,882	277,932
Depreciation and amortization charge for the year	(198,856)	(203,611)
Ending balance	204,070	229,882
Intangible [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,139,463	911,356
Depreciation and amortization charge for the year	(171,408)	(142,177)
Ending balance	853,865	1,139,463
Rights of way [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	101,887	67,776
Depreciation and amortization charge for the year	(52,795)	(44,576)
Ending balance	218,770	101,887
License [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,037,576	843,580
Depreciation and amortization charge for the year	(118,613)	(97,601)
Ending balance	₺ 635,095	₺ 1,037,576